Consolidated Statements of Loss and Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue
Subcontract revenue	$ 82	$ 33
Interest revenue	401	189
Total Revenue	483	222
Expenses
Research and development	12,852	5,938
General and administrative	7,241	5,202
Government assistance	(1,062)	(1,078)
Business development and investor relations	2,002	1,221
Accreted interest (note 11)	1,385	966
Total Expenses	22,418	12,249
Net loss and comprehensive loss for the year	$ (21,935)	$ (12,027)
Basic and diluted loss per share	$ (0.50)	$ (0.31)
Weighted-average shares outstanding	43,766,951	38,656,771